SEGMENTED INFORMATION (Details) - Schedule of Sales by Metal - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
SEGMENTED INFORMATION (Details) - Schedule of Sales by Metal [Line Items]
Silver (Ag)	$ 121,273	$ 111,191
Gold (Au)	5,083	6,722
Lead (Pb)	57,090	50,464
Zinc (Zn)	28,842	21,793
Other	5,635	1,935
Sales	217,923	192,105
Henan Luoning [Member]
SEGMENTED INFORMATION (Details) - Schedule of Sales by Metal [Line Items]
Silver (Ag)	111,835	102,100
Gold (Au)	5,083	5,169
Lead (Pb)	48,504	42,836
Zinc (Zn)	7,489	5,898
Other	3,840	1,294
Sales	176,751	157,297
Hunan [Member]
SEGMENTED INFORMATION (Details) - Schedule of Sales by Metal [Line Items]
Silver (Ag)
Gold (Au)		1,553
Lead (Pb)
Zinc (Zn)
Other
Sales		1,553
Guangdong [Member]
SEGMENTED INFORMATION (Details) - Schedule of Sales by Metal [Line Items]
Silver (Ag)	9,438	9,091
Gold (Au)
Lead (Pb)	8,586	7,628
Zinc (Zn)	21,353	15,895
Other	1,795	641
Sales	$ 41,172	$ 33,255